Note 21 - Loan Notes (Tables)	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
Loan notes - finance costs		2024	2023

Solar loan notes	21.1	395	197
Motapa loan notes		–	612
		395	809
Loan notes - financial liabilities			December 31,
		2024	2023

Solar loan notes	21.1	9,093	7,112
		9,093	7,112

Current		855	665
Non-current		8,238	6,447
		9,093	7,112
		December 31,
	2024	2023
Balance January 1	7,112	–
Amounts received	2,000	7,000
Transaction costs	(61)	(105)
Finance cost accrued	395	549
Finance cost paid	(353)	(332)
Balance	9,093	7,112

Current	855	665
Non-current	8,238	6,447
	9,093	7,112